Average Annual Total Returns - Class A C I R R6 T and W Shares - Voya Large Cap Value Fund	Class A 1 Yr	Class A 5 Yrs	Class A 10 Yrs	Class A Since Inception	Class A Inception Date	Class A After tax on distributions 1 Yr	Class A After tax on distributions 5 Yrs	Class A After tax on distributions 10 Yrs	Class A After tax on distributions Since Inception	Class A After tax on distributions with sale 1 Yr	Class A After tax on distributions with sale 5 Yrs	Class A After tax on distributions with sale 10 Yrs	Class A After tax on distributions with sale Since Inception	Class A Russell 1000® Value Index 1 Yr		Class A Russell 1000® Value Index 5 Yrs		Class A Russell 1000® Value Index 10 Yrs		Class A Russell 1000® Value Index Since Inception	Class C 1 Yr	Class C 5 Yrs	Class C 10 Yrs	Class C Since Inception	Class C Inception Date	Class C Russell 1000® Value Index 1 Yr		Class C Russell 1000® Value Index 5 Yrs		Class C Russell 1000® Value Index 10 Yrs		Class C Russell 1000® Value Index Since Inception	Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I Russell 1000® Value Index 1 Yr		Class I Russell 1000® Value Index 5 Yrs		Class I Russell 1000® Value Index 10 Yrs		Class I Russell 1000® Value Index Since Inception	Class R 1 Yr	Class R 5 Yrs	Class R 10 Yrs	Class R Since Inception	Class R Inception Date	Class R Russell 1000® Value Index 1 Yr		Class R Russell 1000® Value Index 5 Yrs		Class R Russell 1000® Value Index 10 Yrs	Class R Russell 1000® Value Index Since Inception		Class R6 1 Yr	Class R6 5 Yrs	Class R6 10 Yrs	Class R6 Since Inception	Class R6 Inception Date	Class R6 Russell 1000® Value Index 1 Yr		Class R6 Russell 1000® Value Index 5 Yrs		Class R6 Russell 1000® Value Index 10 Yrs		Class R6 Russell 1000® Value Index Since Inception	Class W 1 Yr	Class W 5 Yrs	Class W 10 Yrs	Class W Since Inception	Class W Inception Date	Class W Russell 1000® Value Index 1 Yr		Class W Russell 1000® Value Index 5 Yrs		Class W Russell 1000® Value Index 10 Yrs		Class W Russell 1000® Value Index Since Inception
Total	(0.45%)	7.87%	8.81%		Dec. 18, 2007	(2.56%)	5.20%	6.23%		1.32%	5.46%	6.22%		2.80%	[1]	9.74%	[1]	10.50%	[1]	[1]	3.86%	8.36%	8.64%		Feb. 19, 2008	2.80%	[1]	9.74%	[1]	10.50%	[1]	[1]	5.98%	9.53%	9.84%		Mar. 31, 2010	2.80%	[1]	9.74%	[1]	10.50%	[1]	[1]	5.37%	8.92%		10.52%	Aug. 05, 2011	2.80%	[1]	9.74%	[1]	[1]	11.89%	[1]	5.93%	9.54%	9.75%		May 31, 2013	2.80%	[1]	9.74%	[1]	10.50%	[1]	[1]	5.88%	9.45%	9.74%		Jun. 01, 2009	2.80%	[1]	9.74%	[1]	10.50%	[1]	[1]

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.